SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES (Details) - USD ($)	Sep. 30, 2025	Sep. 30, 2024
Deferred Tax Assets:
Net operating loss carry forward	$ 454,491	$ 183,535
Lease liability	21,860
Net deferred tax liabilities offset	(31,758)
Valuation allowance	(444,593)	(183,535)
Net deferred tax assets
Deferred Tax Liabilities:
Operating lease right-of-use assets	(21,953)
Property and equipment	(9,012)
Intangible assets	(793)
Deferred tax assets offset	31,758
Net deferred tax liabilities